Expense Example, No Redemption	Jan. 27, 2026 USD ($)
Thornburg Global Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,493
Thornburg International Equity Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	647
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	2,454
Thornburg Better World International Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	751
Expense Example, No Redemption, 5 Years	1,330
Expense Example, No Redemption, 10 Years	2,904
Thornburg International Growth Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	241
Expense Example, No Redemption, 3 Years	786
Expense Example, No Redemption, 5 Years	1,357
Expense Example, No Redemption, 10 Years	2,909
Thornburg Developing World Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	236
Expense Example, No Redemption, 3 Years	805
Expense Example, No Redemption, 5 Years	1,401
Expense Example, No Redemption, 10 Years	3,014
Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
Thornburg Limited Term U.S. Government Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	119
Expense Example, No Redemption, 3 Years	543
Expense Example, No Redemption, 5 Years	993
Expense Example, No Redemption, 10 Years	2,241
Thornburg Limited Term U.S. Government Fund - Class C2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	875
Expense Example, No Redemption, 5 Years	1,638
Expense Example, No Redemption, 10 Years	3,646
Thornburg Limited Term Income Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	320
Expense Example, No Redemption, 5 Years	556
Expense Example, No Redemption, 10 Years	1,234
Thornburg Limited Term Income Fund - Class C2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	780
Expense Example, No Redemption, 10 Years	1,750
Thornburg Core Plus Bond Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	910
Expense Example, No Redemption, 5 Years	1,689
Expense Example, No Redemption, 10 Years	3,733
Thornburg Strategic Income Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	2,052
Thornburg Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Thornburg Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	2,116
Thornburg Intermediate Municipal Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	744
Expense Example, No Redemption, 10 Years	1,673
Thornburg Intermediate Municipal Fund - Class C2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	2,431
Thornburg Strategic Municipal Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	565
Expense Example, No Redemption, 5 Years	1,045
Expense Example, No Redemption, 10 Years	2,371
Thornburg California Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	599
Expense Example, No Redemption, 5 Years	1,123
Expense Example, No Redemption, 10 Years	2,563
Thornburg California Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	$ 2,180